Long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of long-term debt

As of the dates indicated, long-term debt consists of the following:

	December 31,
	2012	2011
8.875% Senior Notes due 2017, net of discount of $0 and $1,658, respectively	$—	$323,342
9.875% Senior Notes due 2020, net of discount of $5,969 and $6,441, respectively	294,031	293,559
8.25% Senior Notes due 2021	400,000	400,000
7.625% Senior Notes due 2022, including premium of $6,631 and $0, respectively	556,631	—
Senior secured revolving credit facility	25,000	—
Real estate mortgage notes, principal and interest payable monthly, bearing interest at rates ranging from 2.54% to 5.46%, due January 2013 through December 2028; collateralized by real property	12,596	12,116
Installment notes payable, principal and interest payable monthly, bearing interest at rates ranging from 2.00% to 6.99%, due January 2013 through October 2017; collateralized by automobiles, machinery and equipment	5,144	5,546
Capital lease obligations	—	10

	1,293,402	1,034,573
Less current maturities	3,746	3,078

	$1,289,656	$1,031,495

Maturities of long-term debt and capital leases, excluding the discount on our Senior Notes

Maturities of long-term debt and capital leases, excluding premiums or discounts on our Senior Notes, are as follows as of December 31, 2012:

2013	$3,746
2014	2,098
2015	1,473
2016	732
2017	25,646
2018 and thereafter	1,259,045

$1,292,740